CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 63,860	$ 57,563	$ 213,581	$ 201,534	$ 162,480
Other comprehensive income (loss):
Foreign currency translation adjustment	(13,751)	11,639	15,084	(12,012)	20,260
Pension liability adjustment (net of tax benefit (expense) of $19, $178 and ($301), respectively)	113	95	(154)	(388)	486
Unrealized gains (losses) on retained interests (net of tax benefit (expense) of $823, $1,739 and ($2,112), respectively)	(851)	(548)	(1,358)	(2,602)	3,407
Net change in derivative financial instruments	842	1,052
Total other comprehensive income (loss)	(13,647)	12,238	17,932	(16,926)	29,016
COMPREHENSIVE INCOME	50,213	69,801	231,513	184,608	191,496
Less: comprehensive income attributable to noncontrolling interest	(418)	(364)	(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 49,795	$ 69,437	$ 229,868	$ 183,120	$ 189,635